Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2024
Restatement Determination Date [Axis]: 2024-12-31
Erroneously Awarded Compensation Recovery [Table]
Restatement Does Not Require Recovery [Text Block]	All equity awards (including the Steele Option, the Dietrich Option, and the Director Options) are subject to the Company’s clawback policy, in accordance with applicable SEC rules and exchange listing standards, including the Dodd-Frank Act requirements. No clawback or recovery was applied in fiscal 2024.